Accounts Receivable, Net	12 Months Ended
Dec. 31, 2014
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net
7.	Accounts Receivable, Net

Based on the Company's assessment, management believes the net balance on each balance sheet date herein was collectable. The gross balance and bad debt provision as of December 31, 2014 and 2013 are as the following:

	December 31,	December 31,
	2014	2013
Accounts receivable, gross	$5,840,746	$24,343,188
Less bad debt provision	(4,285,809)	(4,512,446)
Accounts receivable, net	$1,554,937	$19,830,742

The allowance is based on the age of receivables and a specific identification of receivables considered at risk of collection. The following analysis details the changes in the Company's allowances for doubtful accounts:

	December 31, 2014	December 31, 2013
Balance at beginning of the year	$4,512,446	$1,475,771
Increase in allowances during the year	2,084,409	3,491,475
Deconsolidate BSST	-	(454,800)
Deconsolidate Yuanjie	(3,161)	-
Deconsolidate Yanyu	(2,307,885)	-
Balance at the end of the year	$4,285,809	$4,512,446